CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total		Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 209,029		$ 149	$ 271,959	$ 540	$ (63,619)
Balance, shares at Dec. 31, 2010			26,033,876
Exercise of stock options	6,223		4	6,219
Exercise of stock options, shares			654,331
Vesting of restricted share units
Vesting of restricted share units, shares			136,379
Stock-based compensation	4,196			4,196
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(82)				(82)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	290				290
Net income	6,245					6,245
Balance at Jun. 30, 2011
Balance at Dec. 31, 2010	209,029		149	271,959	540	(63,619)
Balance, shares at Dec. 31, 2010			26,033,876
Exercise of stock options	8,082		6	8,076
Exercise of stock options, shares			814,525
Vesting of restricted share units
Vesting of restricted share units, shares			206,262
Stock-based compensation	8,606			8,606
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(618)				(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(882)				(882)
Net income	7,942	[1]				7,942
Balance at Dec. 31, 2011	232,159		155	288,641	(960)	(55,677)
Balance, shares at Dec. 31, 2011	27,054,663		27,054,663
Exercise of stock options	11,767		5	11,762
Exercise of stock options, shares			872,833
Vesting of restricted share units
Vesting of restricted share units, shares			149,723
Stock-based compensation	5,417			5,417
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	399				399
Unrealized gain (loss) on foreign currency cash flow hedges transactions	125				125
Net income	10,685					10,685
Balance at Jun. 30, 2012	$ 260,552		$ 160	$ 305,820	$ (436)	$ (44,992)
Balance, shares at Jun. 30, 2012	28,077,219		28,077,219

[1]	Including one time repayment of OCS grants